Long-term debt and other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term debt and other financial liabilities(Table)

Facility	June 30, 2023	December 31, 2022
Loans	$1,382,619	$1,417,341
Less: Deferred finance costs, net	(7,943)	(7,354)
Total long-term debt	1,374,676	1,409,987
Less: Current portion of debt	(162,448)	(194,353)
Add: Deferred finance costs, current portion	2,495	2,272
Long-term debt, net of current portion and deferred finance costs	$1,214,723	$1,217,906

Long-term debt and other financial liabilities - Weighted-Average Interest Rates (Table)
Three months ended June 30, 2023	6.65%	Six months ended June 30, 2023	6.54%
Three months ended June 30, 2022	2.75%	Six months ended June 30, 2022	2.44%

Long-term debt and other financial liabilities- Principal Payments (Table)
Period/ Year	Amount
July to December 2023	$78,141
2024	180,777
2025	215,816
2026	224,628
2027	354,731
2028 and thereafter	328,526
$1,382,619

Long-term debt and other financial liabilities - Other financial liabilities, net (Table)

	June 30, 2023	December 31, 2022
Other financial liabilities	$165,577	$170,241
Less: Deferred finance costs, net	(2,167)	(2,351)
Total other financial liabilities	163,410	167,890
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	351	363
Other financial liabilities, net of current portion and deferred finance costs	$154,433	$158,925

Long-term debt and other financial liabilities - Schedule of annual lease liability (Table)

Period/ Year	Amount
July to December 2023	$4,665
2024	9,328
2025	9,328
2026	9,328
2027	9,328
2028 and thereafter	123,600
$165,577